SHAREHOLDERS' DEFICIT	6 Months Ended
Jun. 30, 2024
Class of Stock [Line Items]
Unitholders' Deficit
Note 8. Unitholders' Deficit

	December 31, 2023
	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	4,639,557	4,109,961
Class B-1 Preferred Units	2,600,000	342,608
Class A Units	10,975,000	10,875,000
Class C Units	1,585,125	1,570,125

	December 31, 2022
	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	3,608,545	2,226,144
Class B-1 Preferred Units	2,600,000	342,608
Class A Units	10,975,000	10,875,000
Class C Units	1,585,125	1,585,125
Voting
Class A Units, Class B Preferred Units and Class B-1 Preferred Units are entitled to one vote per unit on all matters concerning the Company excluding Class PCTA and Class I businesses. Class C Units are nonvoting.
The holders of units of any other class, by virtue of their ownership of units of a different class, are not entitled to vote on any matters required or permitted to be voted on by the unitholders of any other class.
Preferred Return
Class B Preferred and Class B-1 Preferred Unitholders are entitled to distributions at a rate of six percent per year per unit of unreturned capital of preferred units. Class B Preferred Unitholders have accumulated $2,555 and $884 in unreturned preferred returns as of December 31, 2023 and 2022, respectively. Class B-1 Preferred Unitholders have accumulated $210 and $8 in unreturned preferred returns as of December 31, 2023 and 2022, respectively.
Liquidation Preference
In case of liquidation, or other deemed distributions, distributions will be made first to holders of Class B Preferred Units and then to holders of Class B-1 Preferred Units such that the unreturned capital balance and unpaid return has been reduced to zero, then to all members of Class A Units, Class B Preferred Units, Class B-1 Preferred Units and Class C in proportion to their respective Company ownership amounts.
Allocations
Class A, Class B Preferred, Class B-1 Preferred and Class C shall participate in the Company’s business and all assets not held within Class PCTA or Class I.
Transactions
The Company continues to raise additional capital through its Class B Preferred Unit capital raise. The Company received $16,961 and $13,480 in new cash funds before issuance costs during the year ended December 31, 2023 and 2022, respectively, and issued 1,748,684 and 1,389,800 new Class B Preferred Units, respectively, at the issuance price of $9.6992 per unit. Additionally, the Company made distributions to unitholders of $241 related to tax advances in 2023 and none in 2022.
During 2023 and 2022, noteholders with principal amounts totaling $1,310 converted their Series 1 promissory notes into an aggregate of 135,133 Class B Preferred Units and noteholders with principal amounts totaling $1,602 converted their Series 1 promissory notes into an aggregate of 165,089 Class B Preferred Units, respectively, based on the Class B Preferred Unit issuance price of $9.6992 per unit.

	Class B Preferred Units	Class B-1 Preferred Units	Class A Units	Class C Units
Balance – January 1, 2022:	671,254	—	10,875,000	453,125
Unit issuance	1,554,890	342,608	—	1,132,000
Balance – December 31, 2022	2,226,144	342,608	10,875,000	1,585,125
Unit issuance	1,748,684	—	—	—
Units forfeited	—	—	—	(15,000)
Unit conversions	135,133	—	—	—
Balance – December 31, 2023	4,109,961	342,608	10,875,000	1,570,125
Note 8. Unitholders' Deficit

	June 30, 2024		December 31, 2023
	Units Authorized	Units Issued and Outstanding	Units Authorized	Units Issued and Outstanding
Class B Preferred Units	6,722,562	5,259,591	4,639,557	4,109,961
Class B-1 Preferred Units	2,600,000	342,608	2,600,000	342,608
Class A Units	10,975,000	10,875,000	10,975,000	10,875,000
Class C Units	1,585,125	1,570,125	1,585,125	1,570,125
Preferred Return
Class B and B-1 Preferred Unitholders are entitled to distributions at a rate of 6% per year of unreturned capital of preferred units. Class B and B-1 Preferred Unitholders have accumulated $3,944 and $309, respectively, in unreturned preferred returns as of June 30, 2024 and $2,552 and $210, respectively, as of December 31, 2023.
Transactions
The Company continues to receive additional capital in connection with its Class B Preferred Unit capital raise which closed on January 26, 2024. The Company received $10,548 and $3,389 in cash during the six months ended June 30, 2024 and 2023 and issued 1,087,508 and 349,409 new Class B Preferred Units, respectively, at the issuance price of $9.6992 per share.

Learn CW Investment Corporation
Class of Stock [Line Items]
Unitholders' Deficit
NOTE 9. SHAREHOLDERS’ DEFICIT
Preference Shares — The Company is authorized to issue 1,000,000 shares of $0.0001 par value preference shares. At December 31, 2023, and 2022, there were no preference shares issued or outstanding.
Class A Ordinary Share — The Company is authorized to issue up to 200,000,000 shares of Class A, $0.0001 par value ordinary share. Holders of the Company’s Class A ordinary share are entitled to one vote for each share. At December 31, 2023, and 2022, there were zero shares of Class A ordinary share issued or outstanding, (excluding the 9,338,421 and 23,000,000 Class A shares, respectively, subject to possible redemption).
Class B Ordinary Share — The Company is authorized to issue up to 20,000,000 Class B ordinary shares, $0.0001 par value. Holders of the Company’s ordinary shares are entitled to one vote for each share. As of December 31, 2023, and 2022, there were 5,750,000 Class B ordinary shares issued and outstanding.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional Class A ordinary shares, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the sponsor or its affiliates upon conversion of loans made to the Company). Holders of Founder Shares may also elect to convert their Class B ordinary shares into an equal number of Class A ordinary shares, subject to adjustment as provided above, at any time.
The Company may issue additional ordinary shares or preference shares to complete its Business Combination or under an employee incentive plan after completion of its Business Combination.
Note 9 – Shareholders’ Deficit
Preference Shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. At June 30, 2024 and December 31, 2023, there were no preference shares issued or outstanding, respectively.
Class A Ordinary Shares — The Company is authorized to issue 200,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. At June 30, 2024 and December 31, 2023, there were zero Class A ordinary shares issued or outstanding (excluding the 9,338,421 Class A ordinary shares subject to possible redemption).
Class B Ordinary Shares — The Company is authorized to issue 20,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At June 30, 2024 and December 31, 2023, there were 5,750,000 Class B ordinary shares issued and outstanding, respectively.
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of an initial business combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like. In the case that additional Class A ordinary shares, or equity linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of such business combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as converted basis, 20% of the sum of the total number of all ordinary shares outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity linked securities issued or deemed issued in connection with such business combination (excluding any shares or equity linked securities issued, or to be issued, to any seller in the business combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company). Holders of Founder Shares may also elect to convert their Class B ordinary shares into an equal number of Class A ordinary shares, subject to adjustment as provided above, at any time.
The Company may issue additional ordinary shares or preference shares to complete its initial business combination or under an employee incentive plan after completion of its initial business combination.